Fair Value of Assets and Liabilities	12 Months Ended
Mar. 31, 2025
Fair Value of Assets and Liabilities [Abstract]
Fair value of assets and liabilities
22.	Fair value of assets and liabilities

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Group.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 — Quoted prices (unadjusted) in active market for identical assets or liabilities that the Company can access at the measurement date

●	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, and

●	Level 3 — Unobservable inputs for the asset or liability.

Assets and liabilities not measured at fair value

Cash and cash equivalents, amounts due from/to related parties, loans to related parties, other receivables and other payables

The carrying amount of these balances approximate their fair value due to the short-term nature of these balances.

Trade receivables and trade payables

The carrying amount of these receivables and payables approximate their fair value as they are subject to normal trade credit terms.

Lease liabilities and bank borrowings

The carrying amount of these balances approximate their fair value as they are subject to interest rates close to the market rate of interest for similar arrangements with financial institutions.